SCHEDULE OF CURRENT AND NON-CURRENT PROVISIONS (Details) - AUD ($)		Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total current provisions		$ 611,060	$ 464,770
Total non-current provisions		22,499	8,860
Total provisions		633,559	473,630
Annual Leave Provision [Member]
IfrsStatementLineItems [Line Items]
Total current provisions		312,665	171,398
Long Service Leave Provision [Member]
IfrsStatementLineItems [Line Items]
Total current provisions		206,805	201,782
Total non-current provisions		22,499	8,860
Make Good Provision [Member]
IfrsStatementLineItems [Line Items]
Total current provisions	[1]	$ 91,590	$ 91,590

[1]	Make good provision in respect of Melbourne office and laboratory lease